Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Revenue:
Total revenue, net	$ 4,963,611	$ 7,733,034	$ 19,717,448	$ 23,342,603	$ 24,183,590	$ 29,659,081
Operating costs and expenses:
Cost of sales and service	560,145	493,591	1,092,643	924,588	2,507,071	1,180,671
Commissions	1,605,925	5,087,053	10,822,072	17,316,319	13,564,618	21,526,326
Selling and marketing	575,199	109,265	1,389,666	634,671	1,696,133	878,936
Salary and related	1,721,970	1,059,660	5,433,416	3,075,862	6,593,421	4,272,355
Professional fees	474,287	284,586	1,130,070	1,355,182	1,356,574	1,620,370
General and administrative	1,765,381	940,767	4,487,137	2,921,073	7,559,192	4,121,279
Total operating costs and expenses	6,702,907	7,974,922	24,355,004	26,227,695	33,277,009	33,599,937
Net loss from operations	(1,739,296)	(241,888)	(4,637,556)	(2,885,092)	(9,093,419)	(3,940,856)
Other income (expense):
Gain (loss) on debt extinguishment	443,907		1,725,384	19,387	2,018,791	19,387
Gain (loss) on fair value of derivative liability	(94,622)		504,635		571,231	(214,376)
Gain (loss) on bargain purchase				2,005,282		971,282
Gain (loss) on deconsolidation			53,739		53,739
Realized gain (loss) on cryptocurrency	10	(1,091)	(657)	16,363	(815)	16,241
Unrealized gain (loss) on cryptocurrency	(16,885)	(116)	8,445	95,810	113,369	106,488
Impairment expense	(627,452)		(627,452)		(4,230,741)
Interest expense	(1,427,433)	(206,007)	(3,918,070)	(210,154)	(6,274,436)	(1,842,461)
Interest expense, related parties	(367,190)		(1,618,284)	(5,000)	(4,403,332)	(20,000)
Other income (expense)	3,231	(606)	(68,053)	(2,449)	(32,195)	(3,032)
Total other income (expense)	(2,086,434)	(207,820)	(3,940,313)	1,919,239	(12,184,389)	(966,471)
Income (loss) before income taxes	(3,825,730)	(449,708)	(8,577,869)	(965,853)	(21,277,808)	(4,907,327)
Income tax expense	(2,198)	(2,655)	(9,580)	(44,844)	(7,383)	(70,768)
Net income (loss)	(3,827,928)	(452,363)	(8,587,449)	(1,010,697)	(21,285,191)	(4,978,095)
Less: net income (loss) attributable to the noncontrolling interest		27,613		(5,399)		32,941
Net income (loss) attributable to Investview stockholders	$ (3,827,928)	$ (479,976)	$ (8,587,449)	$ (1,005,298)	$ (21,285,191)	$ (5,011,036)
Income (loss) per common share, basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	2,840,281,449	2,213,661,318	2,748,911,300	2,197,588,591	2,937,880,878	2,234,117,482
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	$ 22,627	$ 3,470	$ 2,067	$ 7,211	$ (21,421)	$ 3,846
Total other comprehensive income (loss)	22,627	3,470	2,067	7,211	(21,421)	3,846
Comprehensive income (loss)	(3,805,301)	(448,893)	(8,585,382)	(1,003,486)	(21,306,612)	(4,974,249)
Less: comprehensive income (loss) attributable to the noncontrolling interest	(22,627)	(3,470)		(7,211)		(3,846)
Comprehensive income (loss) attributable to Investview shareholders	(3,827,928)	(452,363)	(8,585,382)	(1,010,697)	(21,306,612)	(4,978,095)
Subscription Revenue [Member]
Revenue:
Total revenue, net	4,578,623	7,003,802	19,327,091	20,835,048	22,425,173	27,023,202
Equipment Sales [Member]
Revenue:
Total revenue, net		694,954		694,954		694,954
Cryptocurrency Mining Revenue [Member]
Revenue:
Total revenue, net		34,278		1,812,601		1,940,925
Mining Revenue [Member]
Revenue:
Total revenue, net	380,871		380,871		1,745,138
Fee Revenue [Member]
Revenue:
Total revenue, net	$ 4,117		$ 9,486		$ 13,279